Average Annual Total Returns{- Fidelity Advisor® Value Fund} - 10.31 Fidelity Advisor Value Fund - AMCIZ PRO-15 - Fidelity Advisor® Value Fund	Fidelity Advisor Value Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Value Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Value Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Value Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Value Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Value Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Value Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Value Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Value Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Value Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Value Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Value Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Value Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Value Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Value Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Value Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Value Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Value Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Value Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Value Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Value Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Value Fund-Class Z Return Before Taxes Inception Date	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	27.01%	11.54%	13.08%	25.37%	10.18%	12.27%	16.60%	8.73%	10.70%	29.72%	11.77%	13.04%	32.76%	11.98%	13.05%	35.12%	13.21%	14.07%	35.31%		13.15%	[1]	Feb. 01, 2017	28.34%	11.22%	13.44%

[1]	(a)Since inception February 1, 2017.